As filed with the Securities and Exchange Commission on June 26, 2025
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21168
NEUBERGER BERMAN MUNICIPAL FUND INC.
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Municipal Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)
Registrant's telephone number, including area code: (212) 476-8800
Date of fiscal year end: October 31
Date of reporting period: April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.
(a)	Following is a copy of the semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
Municipal Fund Inc.

Semi-Annual Report
April 30, 2025

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC. ©2025 Neuberger Berman Investment Advisers LLC. All rights reserved.

President’s Letter
Dear Stockholder,
I am pleased to present this semi-annual report for Neuberger Berman Municipal Fund Inc. (the Fund) for the six months ended April 30, 2025 (the reporting period). The report includes a portfolio commentary, a listing of the Fund’s investments and its unaudited financial statements for the reporting period.
The Fund’s investment objective is to provide a high level of current income exempt from federal income tax. The Fund may invest in securities the interest on which is subject to the federal alternative minimum tax. We maintain a conservative investment philosophy and disciplined investment process in an effort to provide you with tax-exempt current income over the long term with less volatility and risk.
Thank you for your confidence in the Fund. We will continue to do our best to retain your trust in the years to come.
Sincerely,

Joseph V. Amato
President and CEO
Neuberger Berman Municipal Fund Inc.

Neuberger Berman Municipal Fund Inc. Portfolio Commentary (Unaudited)

Neuberger Berman Municipal Fund Inc. (the Fund) generated a -2.98% total return on a net asset value (NAV) basis for the six months ended April 30, 2025 (the reporting period), versus a -0.15% total return for its benchmark, the Bloomberg 10-Year Municipal Bond Index (the Index), during the reporting period. (Fund performance on a market price basis is provided in the table immediately following this commentary.) The use of leverage (typically a performance enhancer in up markets and a detractor during market retreats) detracted from the Fund’s performance during the reporting period.
The investment-grade municipal bond market generated a negative return and underperformed the taxable investment-grade bond market during the reporting period. All told, the Bloomberg Municipal Bond Index returned -0.78% for the reporting period, whereas the overall taxable investment-grade bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 2.57%. The fixed income market was impacted by a number of factors, including a largely resilient U.S. economy, moderating but still “sticky” inflation, shifting expectations for U.S. Federal Reserve Board rate cuts, the potential impact from the Trump administration’s tariff policies, and numerous geopolitical events. The municipal market lagged its taxable counterpart, partially due to a sharp increase in supply over the reporting period.
In terms of the Fund’s results, duration positioning detracted from performance. In particular, having a duration that was longer than the Index was a headwind for returns as municipal rates moved higher over the reporting period. Yield curve positioning also detracted from performance, as the Fund maintained a barbell structure (i.e., bonds with both short-term and long-term maturities), whereas the Index emphasizes the intermediate portion of the curve. Elsewhere, several of the Fund’s lower quality project-finance-oriented securities detracted from performance. On the upside, security selection in the housing, tobacco and airport sectors were additive for returns. In addition, the Fund’s security selection within the BBB rating category was beneficial to performance.
There were no significant changes to the portfolio’s duration, yield curve or sector positioning during the reporting period. That said, we sought to increase the Fund’s overall yield, by selling lower yielding securities in favor of their higher yielding counterparts.
Looking ahead, while we anticipate volatility to stay elevated until tariff policy comes into clearer focus, we believe today’s valuations are pricing in a lot of market uncertainty. We also believe that higher degrees of volatility may make it harder to know what bonds are worth. In our view, that backdrop may be ideal for our approach to investing, which revolves around using a large broker-dealer network to locate mispriced securities. In effect, we find ourselves in a bond-pickers market. Finally, we believe the increase in rates may increase the opportunity set. We recognize that the recent market environment has been difficult, but yields are now much higher than a year ago, and we anticipate more deals and secondary market opportunities to offer price concessions. In our opinion, we are moving into a period where active management could really shine.
Sincerely,
James L. Iselin and S. Blake Miller
Portfolio Co-Managers
The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.
The value of securities owned by the Fund, as well as the market value of shares of the Fund’s common stock, may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; regulatory or legislative developments; price and interest rate fluctuations, including those resulting from changes in central bank policies; and changes in investor sentiment.
The performance of certain rated bonds within the Index, as noted above, represent issues that are rated Baa1/BBB+ through Baa3/BBB-, based on the average of S&P Global, Moody’s and Fitch ratings, as calculated by Bloomberg.

Municipal Fund Inc. (Unaudited)

TICKER SYMBOL
Municipal Fund Inc.	NBH

PORTFOLIO BY STATE, TERRITORY OR SECTOR
(as a % of Total Investments*)
Alabama	3.1%
American Samoa	0.5
Arizona	0.5
California	16.1
Colorado	1.0
Connecticut	1.7
District of Columbia	0.1
Florida	5.4
Georgia	1.9
Guam	0.8
Illinois	5.8
Indiana	0.4
Kansas	0.1
Kentucky	0.3
Louisiana	2.1
Maine	0.1
Maryland	0.1
Massachusetts	0.2
Michigan	1.1
Minnesota	0.4
Mississippi	0.2
Nebraska	1.9
Nevada	0.1
New Hampshire	0.1
New Jersey	3.4
New Mexico	0.2
New York	20.1
North Carolina	1.5
Ohio	5.5
Oregon	0.3
Pennsylvania	3.1
Puerto Rico	5.0
South Carolina	1.6
Tennessee	0.6
Texas	6.6
Utah	1.7
Vermont	0.3
Virginia	0.7
Washington	0.9
West Virginia	0.8
Wisconsin	3.7
Loan Assignments	—
Total	100.0%

*	Does not include the impact of the Fund’s open positions in derivatives, if any.

PERFORMANCE HIGHLIGHTS[1]
	Inception Date	Six Month Period Ended 04/30/2025	Average Annual Total Return Ended 04/30/2025
			1 Year	5 Years	10 Years	Life of Fund
At NAV[2]
Municipal Fund Inc.	09/24/2002	-2.98%	0.64%	0.90%	1.69%	4.40%
At Market Price[3]
Municipal Fund Inc.	09/24/2002	-3.57%	6.37%	-0.66%	0.96%	3.74%
Index
Bloomberg 10-Year Municipal Bond Index[4]		-0.15%	1.10%	1.18%	2.21%	3.66%
Listed closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, shares of common stock of closed-end funds are sold in the secondary market on a stock exchange.
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, please visit www.nb.com/cef-performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a stockholder would pay on Fund distributions or on the sale of shares of the Fund's common stock.
The investment return and market price will fluctuate and shares of the Fund’s common stock may trade at prices above or below NAV. Shares of the Fund’s common stock, when sold, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not waived a portion of its investment management fees during certain of the periods shown. The waived fees are from prior years that are no longer disclosed in the Financial Highlights.

Endnotes (Unaudited)

1	A portion of the Fund’s income may be a tax preference item for purposes of the federal alternative minimum tax for certain stockholders.
2	Returns based on the NAV of the Fund.
3	Returns based on the market price of shares of the Fund’s common stock on the NYSE American.
4
The Bloomberg 10-Year Municipal Bond Index is the 10-year (8-12 years to maturity) component of the
Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index measures the investment grade,
U.S. dollar-denominated, long-term, tax-exempt bond market and has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by NBIA and include reinvestment of all income dividends and other distributions, if any. The Fund may invest in securities not included in the above described index and generally does not invest in all securities included in the index.

For more complete information on Neuberger Berman Municipal Fund Inc., call Neuberger Berman Investment Advisers LLC at (877) 461-1899, or visit our website at www.nb.com.

Legend April 30, 2025 (Unaudited)

Neuberger Berman Municipal Fund Inc.
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  April 30, 2025

Principal Amount		Value
Loan Assignments(a) 0.0%‡
Oil, Gas & Consumable Fuels 0.0%‡
	Rialto Bioenergy Facility LLC
$74,841	Term Loan DIP, (1 mo. USD Term SOFR + 10.00%), 15.33%, due 6/6/2025	$1,489 #(b)(c)(d)
641,479	Term Loan, (1 mo. USD Term SOFR + 10.00%), 15.33%, due 6/6/2025	0 #(b)(c)(d)

Total Loan Assignments (Cost $716,320)		1,489
Municipal Notes 167.0%
Alabama 5.1%
3,125,000	Energy Southeast A Cooperative District Revenue, Series 2023 A-1, 5.50%, due 11/1/2053 Putable 1/1/2031	3,347,928
9,000,000	Mobile County Industrial Development Authority Revenue (AM/NS Calvert LLC Project), Series 2024-A, 5.00%, due 6/1/2054	8,534,039
5,000,000	Southeast Energy Authority A Cooperative District Revenue, Series 2025-A, 5.00%, due 1/1/2056 Putable 6/1/2035	5,124,342
		17,006,309
American Samoa 0.9%
2,800,000	American Samoa Economic Development Authority General Revenue Refunding, Series 2015-A, 6.25%, due 9/1/2029	2,821,676
Arizona 0.8%
500,000	Maricopa County Industrial Development Authority Education Revenue Refunding (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	500,782 (e)
770,000	Navajo Nation Revenue Refunding, Series 2015-A, 5.00%, due 12/1/2025	772,167 (e)
1,500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2054	1,389,945 (e)
		2,662,894
California 26.8%
1,000,000	California Educational Facilities Authority Revenue (Green Bond- Loyola Marymount University), Series 2018-B, 5.00%, due 10/1/2048	1,009,495
	California Educational Facilities Authority Revenue Refunding (University of Redlands)
250,000	Series 2016-A, 5.00%, due 10/1/2028	252,317
260,000	Series 2016-A, 3.00%, due 10/1/2029	247,514
400,000	Series 2016-A, 3.00%, due 10/1/2030	375,718
480,000	California Infrastructure & Economic Development Bank Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	430,016 (e)
	California Municipal Finance Authority Charter School Lease Revenue (Sycamore Academy Project)
630,000	Series 2014, 5.13%, due 7/1/2029	629,988 (e)
1,000,000	Series 2014, 5.63%, due 7/1/2044	991,566 (e)
930,000	California Municipal Finance Authority Charter School Lease Revenue (Vista Charter Middle School Project), Series 2014, 5.13%, due 7/1/2029	930,542
	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project)
55,000	Series 2015-A, 4.50%, due 10/1/2025	54,889
1,115,000	Series 2019-A, 5.00%, due 10/1/2049	1,011,829 (e)
1,500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	1,506,226 (e)
1,070,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	1,072,444 (e)
	California Municipal Finance Authority Revenue (Northbay Healthcare Group)
350,000	Series 2015, 5.00%, due 11/1/2035	349,987

See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
California – cont'd
$500,000	Series 2015, 5.00%, due 11/1/2040	$478,758
300,000	Series 2015, 5.00%, due 11/1/2044	272,368
500,000	Series 2017-A, 5.25%, due 11/1/2036	501,405
2,000,000	California Municipal Finance Authority Student Housing Revenue (CHF-Davis I LLC-West Village Student Housing Project), Series 2018, (BAM), 4.00%, due 5/15/2048	1,793,378
1,500,000	California School Facility Finance Authority Revenue (Green Dot Public School Project), Series 2018-A, 5.00%, due 8/1/2048	1,461,300 (e)
400,000	California School Finance Authority Revenue (Alliance College - Ready Public School Project), Series 2015-A, 5.00%, due 7/1/2030	400,611 (e)
1,000,000	California State General Obligation, Series 2022, 5.00%, due 9/1/2052	1,041,130
2,000,000	California State Pollution Control Financing Authority Revenue (San Jose Water Co. Project), Series 2016, 4.75%, due 11/1/2046	1,834,776
2,549,157	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	25 (b)(e)
3,865,000	California State Pollution Control Financing Authority Water Furnishing Revenue, Series 2012, 5.00%, due 7/1/2027	3,868,860 (e)
415,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.50%, due 6/1/2031	249,000 (e)
400,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	400,101 (e)
1,325,000	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern Project), Series 2018, 4.25%, due 1/1/2043	1,271,413
500,000	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center), Series 2018-A, 5.50%, due 12/1/2058	503,095 (e)
600,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	600,693 (e)
1,500,000	California Statewide Communities Development Authority Revenue Refunding (Loma Linda University Medical Center), Series 2014-A, 5.25%, due 12/1/2029	1,500,937
1,500,000	California Statewide Communities Development Authority Revenue Refunding (Redlands Community Hospital), Series 2016, 4.00%, due 10/1/2041	1,358,183
425,000	California Statewide Communities Development Authority Special Tax Revenue Refunding (Community Facility District No. 2007-01 Orinda Wilder Project), Series 2015, 4.50%, due 9/1/2025	425,585
500,000	California Statewide Communities Development Authority Student Housing Revenue Refunding (Baptist University), Series 2017-A, 5.00%, due 11/1/2032	505,019 (e)
1,500,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Subseries 2014-B2, 3.50%, due 1/15/2053	1,170,589
3,935,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding, Series 2021-B-2, 0.00%, due 6/1/2066	421,795
1,000,000	Imperial Community College District General Obligation Capital Appreciation (Election 2010), Series 2011-A, (AGM), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	1,008,465
545,000	Inglewood Unified School District Facilities Financing Authority Revenue, Series 2007, (AGM), 5.25%, due 10/15/2026	550,757
	Irvine Special Tax (Community Facility District No. 2005-2)
450,000	Series 2013, 4.00%, due 9/1/2025	450,501
645,000	Series 2013, 3.50%, due 9/1/2026	645,404
690,000	Series 2013, 3.63%, due 9/1/2027	690,010
1,775,000	Los Angeles Department of Airports Revenue, Series 2022-G, 4.00%, due 5/15/2047	1,571,406
3,000,000	North Orange County Community College District General Obligation, Series 2022-C, 4.00%, due 8/1/2047	2,833,487
5,750,000	Norwalk-La Mirada Unified School District General Obligation Capital Appreciation (Election 2002), Series 2009-E, (AGC), 5.50%, due 8/1/2029	6,154,467
600,000	Nuveen California AMT-Free Quality Municipal Income Fund Revenue, Series 2017-A, 4.07%, due 10/1/2047	600,000 (e)(f)

See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
California – cont'd
$5,000,000	Redondo Beach Unified School District General Obligation, Series 2009, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2026	$5,215,490
	Romoland School District Special Tax Refunding (Community Facilities District No. 2006-1)
100,000	Series 2017, 4.00%, due 9/1/2029	100,280
200,000	Series 2017, 4.00%, due 9/1/2030	200,226
525,000	Series 2017, 3.25%, due 9/1/2031	498,913
1,700,000	Sacramento Area Flood Control Agency Refunding (Consol Capital Assessment District No. 2), Series 2016-A, 5.00%, due 10/1/2047	1,706,421
400,000	Sacramento City Finance Authority Revenue Refunding (Master Lease Program Facilities), Series 2006-E, (AMBAC), 5.25%, due 12/1/2026	415,036
500,000	Sacramento Special Tax (Natomas Meadows Community Facilities District No. 2007-01), Series 2017, 5.00%, due 9/1/2047	502,016 (e)
2,000,000	San Luis Coastal Unified School District General Obligation (Election 2022), Series 2023-A, 4.00%, due 8/1/2053	1,856,494
6,000,000	San Mateo Foster City School District General Obligation Capital Appreciation (Election 2008), Series 2010, 6.13%, due 8/1/2032	6,581,666
2,000,000	Sweetwater Union High School District Public Financing Authority Revenue, Series 2013, (BAM), 5.00%, due 9/1/2025	2,002,577
2,000,000	Twin Rivers Unified School District General Obligation (Election 2022), Series 2023-A, (BAM), 4.13%, due 8/1/2047	1,945,755
12,070,000	Victor Valley Community College District General Obligation Capital Appreciation (Election 2008), Series 2009-C, 6.88%, due 8/1/2037	13,617,452
5,095,000	Victor Valley Joint Union High School District General Obligation Capital Appreciation Bonds, Series 2009, (AGC), 0.00%, due 8/1/2026	4,887,196
5,250,000	Wiseburn School District General Obligation Capital Appreciation (Election 2010), Series 2011-B, (AGM), 0.00%, due 8/1/2036	5,860,646 (g)(h)
		88,816,217
Colorado 1.7%
1,603,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	1,593,174 (e)
2,700,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	2,347,554 (e)
4,566,666	Villages at Castle Rock Metropolitan District No. 6 (Cabs - Cobblestone Ranch Project), Series 2007-2, 0.00%, due 12/1/2037	1,728,785
		5,669,513
Connecticut 2.8%
4,585,000	Norwalk Housing Authority Revenue (Monterey Village Apartments), Class PT, Series 2024, (FNMA), 4.40%, due 9/1/2042	4,562,828
1,000,000	Stamford Housing Authority Revenue Refunding (Mozaic Concierge Living Project), Series 2025-D, 6.50%, due 10/1/2055	1,004,453
3,725,000	Waterbury Housing Authority Revenue (Laurel Estates Preservation Project), Series 2025-A, (FHLMC), (HUD), 4.50%, due 2/1/2042	3,735,476
		9,302,757
District of Columbia 0.2%
650,000	District of Columbia Student Dormitory Revenue (Provident Group-Howard Property), Series 2013, 5.00%, due 10/1/2045	601,708
Florida 9.0%
800,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	14,000 (b)(e)
2,000,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	1,765,904 (e)

See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Florida – cont'd
$270,000	Cityplace Community Development District Special Assessment Revenue Refunding, Series 2012, 5.00%, due 5/1/2026	$271,635
1,600,000	Florida Development Finance Corp. Education Facilities Revenue (Renaissance Charter School, Inc.), Series 2014-A, 5.75%, due 6/15/2029	1,600,758 (e)
1,075,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	1,035,317
2,000,000	Florida Development Finance Corp. Revenue (Brightline Florida Passenger Rail Expansion Project), Series 2025-A, 8.25%, due 7/1/2057 Putable 8/13/2025	2,061,823 (e)
9,250,000	Florida Development Finance Corp. Revenue Refunding (Brightline Florida Passenger Rail Expansion Project), Series 2024, 5.50%, due 7/1/2053	9,250,592
8,000,000	Hillsborough County Industrial Development Authority Hospital Revenue (Tampa General Hospital Project), Series 2020-A, 3.50%, due 8/1/2055	5,945,921
2,000,000	Lee County Airport Revenue, Series 2024, 5.25%, due 10/1/2049	2,029,928
4,000,000	Orange County Health Facilities Authority Revenue (Orlando Health Obligated Group), Series 2025-A, 4.50%, due 10/1/2056	3,795,013
675,000	Village Community Development District No. 11 Special Assessment Revenue, Series 2014, 4.13%, due 5/1/2029	675,061
945,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	744,585
700,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	662,042 (e)
		29,852,579
Georgia 3.1%
700,000	Atlanta Development Authority Revenue (Westside Gulch Area Project), Series 2024-A, 5.50%, due 4/1/2039	701,976 (e)
2,000,000	Atlanta Urban Residential Finance Authority Revenue, Series 2024-A, (FNMA), 4.85%, due 9/1/2043	1,992,148
	Main Street Natural Gas, Inc. Gas Supply Revenue
6,000,000	Series 2022-C, 4.00%, due 8/1/2052 Putable 11/1/2027	5,951,118 (e)
1,600,000	Series 2024-C, 5.00%, due 12/1/2054 Putable 12/1/2031	1,655,506
		10,300,748
Guam 1.4%
	Antonio B Won Pat International Airport Authority Revenue Refunding
525,000	Series 2023-A, 5.38%, due 10/1/2040	546,021
750,000	Series 2023-A, 5.38%, due 10/1/2043	768,568
	Guam Power Authority Revenue
1,000,000	Series 2022-A, 5.00%, due 10/1/2035	1,065,272
1,035,000	Series 2022-A, 5.00%, due 10/1/2036	1,094,816
1,075,000	Series 2022-A, 5.00%, due 10/1/2037	1,131,969
		4,606,646
Illinois 9.7%
5,705,000	Berwyn General Obligation, Series 2013-A, 5.00%, due 12/1/2027	5,706,358
1,250,000	Chicago Midway International Airport Revenue Refunding, Series 2023-A, (BAM), 5.50%, due 1/1/2053	1,297,503
	Chicago O'Hare International Airport Revenue
4,100,000	Series 2022-A, 5.00%, due 1/1/2055	4,069,623
2,500,000	Series 2024-A, 5.50%, due 1/1/2059	2,597,912
3,000,000	Chicago Refunding General Obligation, Series 2017-A, 6.00%, due 1/1/2038	3,056,433
1,560,000	Illinois Finance Authority Revenue Refunding (Presence Health Network Obligated Group), Series 2016-C, 5.00%, due 2/15/2031	1,591,699
	Illinois State General Obligation
5,200,000	Series 2017-D, 5.00%, due 11/1/2028	5,367,312

See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Illinois – cont'd
$775,000	Series 2021-A, 5.00%, due 3/1/2046	$776,834
5,000,000	Series 2023-B, 4.50%, due 5/1/2048	4,529,262
	Southern Illinois University Certificate of Participation (Capital Improvement Project)
945,000	Series 2014-A-1, (BAM), 5.00%, due 2/15/2027	946,140
1,375,000	Series 2014-A-1, (BAM), 5.00%, due 2/15/2028	1,376,402
715,000	Series 2014-A-1, (BAM), 5.00%, due 2/15/2029	715,699
		32,031,177
Indiana 0.6%
2,000,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.13%, due 3/1/2057	2,092,983
Kansas 0.2%
720,000	Goddard Kansas Sales Tax Special Obligation Revenue (Olympic Park Star Bond Project), Series 2021, 3.50%, due 6/1/2034	673,742
Kentucky 0.4%
	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health)
500,000	Series 2017-A, 5.00%, due 6/1/2041	495,308
1,000,000	Series 2017-A, 5.00%, due 6/1/2045	978,853
		1,474,161
Louisiana 3.6%
580,583	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	506,907 (e)
1,715,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	1,650,384 (e)
8,000,000	Louisiana Public Facilities Authority Revenue (I-10 Calcasieu River Bridge), Series 2024, 5.00%, due 9/1/2066	7,706,022
1,885,000	Louisiana Stadium & Exposition District Revenue Refunding, Series 2023-A, 5.25%, due 7/1/2053	1,931,615
		11,794,928
Maine 0.1%
2,600,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	260,000 (b)(e)
Maryland 0.1%
300,000	Baltimore Special Obligation Revenue Refunding Senior Lien (Harbor Point Project), Series 2022, 5.00%, due 6/1/2051	281,935
Massachusetts 0.4%
1,200,000	Massachusetts Development Finance Agency Revenue (Merrimack College Student Housing Project), Series 2024-A, 5.00%, due 7/1/2054	1,155,957 (e)
125,000	Massachusetts State Education Financing Authority Revenue, Series 2023-C, 5.00%, due 7/1/2053	121,174
		1,277,131
Michigan 1.8%
	Michigan State Building Authority Revenue (Facilities Program)
2,000,000	Series 2022-I, 5.00%, due 10/15/2047	2,054,506
2,880,000	Series 2022-I , 5.25%, due 10/15/2057	3,017,528
750,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Improvement Project), Series 2018, 5.00%, due 6/30/2048	735,359
		5,807,393

See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Minnesota 0.7%
$2,000,000	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group), Series 2024, 5.25%, due 1/1/2054	$2,051,949
400,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School Project), Series 2018-A, 5.00%, due 6/15/2038	375,563 (e)
		2,427,512
Mississippi 0.4%
1,475,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	1,336,035 (e)
Nebraska 3.2%
10,250,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	10,622,079
Nevada 0.2%
	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy)
255,000	Series 2015-A, 4.00%, due 12/15/2025	253,616 (e)
500,000	Series 2015-A, 5.13%, due 12/15/2045	480,675 (e)
		734,291
New Hampshire 0.2%
750,000	New Hampshire Business Finance Authority Revenue Refunding (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	615,603 (e)
New Jersey 5.6%
500,000	New Jersey Economic Development Authority Revenue (The Goethals Bridge Replacement Project), Series 2013-A, 5.50%, due 1/1/2026	500,480
7,000,000	New Jersey State Economic Development Authority Revenue (School Facilities Construction Program), Series 2019, 4.00%, due 6/15/2049	6,127,841
	New Jersey State Economic Development Authority School Revenue (Beloved Community Charter, School, Inc. Project)
1,105,000	Series 2019-A, 5.00%, due 6/15/2049	1,050,014 (e)
725,000	Series 2019-A, 5.00%, due 6/15/2054	681,799 (e)
1,000,000	New Jersey State Housing & Mortgage Finance Agency Multi-Family Revenue (Riverview Towers Apartments), Class PT, Series 2024-B, (FHA), (GNMA), 5.25%, due 12/20/2065	1,041,002
4,150,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2023-BB, 5.25%, due 6/15/2050	4,298,218
	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding
4,000,000	Series 2018-A, 4.25%, due 12/15/2038	3,938,557
1,000,000	Series 2018-A, (BAM), 4.00%, due 12/15/2037	988,557
		18,626,468
New Mexico 0.4%
1,500,000	Winrock Town Center Tax Increment Development District No. 1 (Senior Lien), Series 2022, 4.25%, due 5/1/2040	1,335,896 (e)
New York 33.5%
	Albany Capital Resource Corp. Revenue Refunding (Albany College of Pharmacy & Health Sciences)
380,000	Series 2014-A, 5.00%, due 12/1/2027	380,211
375,000	Series 2014-A, 5.00%, due 12/1/2028	375,183
270,000	Series 2014-A, 5.00%, due 12/1/2029	270,116
500,000	Buffalo & Erie County Industrial Land Development Corp. Revenue (Tapestry Charter School Project), Series 2017-A, 5.00%, due 8/1/2047	476,233
1,550,000	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Charter School for Applied Technologies Project), Series 2017-A, 5.00%, due 6/1/2035	1,570,800

See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
New York – cont'd
	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Orchard Park)
$500,000	Series 2015, 5.00%, due 11/15/2027	$502,008
500,000	Series 2015, 5.00%, due 11/15/2028	502,055
625,000	Series 2015, 5.00%, due 11/15/2029	627,584
	Build NYC Resource Corp. Revenue
1,665,000	Series 2014, 5.00%, due 11/1/2024	999,000 (b)
835,000	Series 2014, 5.25%, due 11/1/2029	501,000
650,000	Series 2014, 5.25%, due 11/1/2034	390,000
975,000	Series 2014, 5.50%, due 11/1/2044	585,000
1,000,000	Build NYC Resource Corp. Revenue (Metropolitan Lighthouse Charter School Project), Series 2017-A, 5.00%, due 6/1/2047	918,025 (e)
1,400,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	1,321,823 (e)
	Build NYC Resource Corp. Revenue Refunding (City University - Queens College)
270,000	Series 2014-A, 5.00%, due 6/1/2026	270,192
225,000	Series 2014-A, 5.00%, due 6/1/2029	225,217
2,595,000	Build NYC Resource Corp. Revenue Refunding (New York Law School Project), Series 2016, 4.00%, due 7/1/2045	2,034,927
	Build NYC Resource Corp. Revenue Refunding (Packer Collegiate Institute Project)
155,000	Series 2015, 5.00%, due 6/1/2026	155,180
125,000	Series 2015, 5.00%, due 6/1/2027	125,136
195,000	Series 2015, 5.00%, due 6/1/2028	195,194
220,000	Series 2015, 5.00%, due 6/1/2029	220,197
325,000	Series 2015, 5.00%, due 6/1/2030	325,266
	Dutchess County Local Development Corp. Revenue (Culinary Institute of America Project)
200,000	Series 2016-A-1, 5.00%, due 7/1/2041	200,147
275,000	Series 2016-A-1, 5.00%, due 7/1/2046	270,914
	Hempstead Town Local Development Corp. Revenue (Molloy College Project)
390,000	Series 2018, 5.00%, due 7/1/2030	400,300
405,000	Series 2018, 5.00%, due 7/1/2031	414,960
425,000	Series 2018, 5.00%, due 7/1/2032	434,304
450,000	Series 2018, 5.00%, due 7/1/2033	458,447
	Metropolitan Transportation Authority Revenue (Green Bond)
1,500,000	Series 2020-C-1, 5.00%, due 11/15/2050	1,504,491
10,500,000	Series 2020-D-3, 4.00%, due 11/15/2049	9,142,100
3,000,000	Series 2020-D-3, 4.00%, due 11/15/2050	2,604,476
300,000	Monroe County Industrial Development Corp. Revenue (Monroe Community College), Series 2014, (AGM), 5.00%, due 1/15/2029	300,370
	Monroe County Industrial Development Corp. Revenue (Nazareth College of Rochester Project)
500,000	Series 2013-A, 5.00%, due 10/1/2025	500,341
250,000	Series 2013-A, 4.00%, due 10/1/2026	249,999
210,000	Monroe County Industrial Development Corp. Revenue (Saint John Fisher College), Series 2012-A, 5.00%, due 6/1/2025	210,165
1,000,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	1,000,642
4,175,000	Nassau County Tobacco Settlement Corp. Asset Backed, Series 2006-A-3, 5.13%, due 6/1/2046	3,539,148
2,000,000	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters), Series 2005, 5.25%, due 10/1/2035	2,232,435
1,000,000	New York Liberty Development Corp. Revenue Refunding (3 World Trade Center Project), Class 2-3, Series 2014, 5.38%, due 11/15/2040	1,000,027 (e)
780,000	New York State Dormitory Authority Revenue Non State Supported Debt (Culinary Institute of America), Series 2013, 4.63%, due 7/1/2025	780,096

See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
New York – cont'd
$3,390,000	New York State Dormitory Authority Revenue Refunding, Series 2024-A, 4.00%, due 3/15/2054	$3,062,720
500,000	New York State Environmental Facilities Corp. Solid Waste Disposal Revenue (Casella Waste System, Inc. Project), Series 2014, 2.88%, due 12/1/2044 Putable 12/3/2029	468,613 (e)
430,000	New York State Housing Finance Agency Revenue (Affordable Housing), Series 2012-F, (SONYMA), 3.05%, due 11/1/2027	427,981
2,545,000	New York State Mortgage Agency Homeowner Mortgage Revenue Refunding, Series 2014-189, 3.45%, due 4/1/2027	2,517,553
4,000,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C & D Redevelopment), Series 2020, 4.38%, due 10/1/2045	3,620,235
	New York State Transportation Development Corp. Special Facility Revenue (JFK International Airport New Terminal 1 Project)
750,000	Series 2023, 6.00%, due 6/30/2054	786,190
3,000,000	Series 2023, 5.38%, due 6/30/2060	3,007,220
10,000,000	Series 2024, 5.50%, due 6/30/2054	10,145,649
1,145,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project), Series 2016-A, 4.00%, due 7/1/2041	1,005,028
2,000,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal C&D Redevelopment Project), Series 2023, 5.63%, due 4/1/2040	2,070,388
1,500,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (American Airlines, Inc.-John F Kennedy International Airport Project), Series 2016, 5.00%, due 8/1/2031	1,500,153
11,010,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK Airport Terminal 6 Redevelopment Project), Series 2024-A, 5.50%, due 12/31/2060	11,176,360
	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project)
100,000	Series 2020-A, 4.00%, due 12/1/2042	87,920
500,000	Series 2022, 5.00%, due 12/1/2039	506,548
1,000,000	Niagara Area Development Corp. Solid Waste Disposal Facility Revenue Refunding (Covanta Project), Series 2018-A, 4.75%, due 11/1/2042	905,253 (e)
	Niagara Frontier Transportation Authority Revenue Refunding (Buffalo Niagara International Airport)
375,000	Series 2019-A, 5.00%, due 4/1/2037	378,815
350,000	Series 2019-A, 5.00%, due 4/1/2038	352,607
350,000	Series 2019-A, 5.00%, due 4/1/2039	351,811
500,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	529,692 (e)
175,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Forty Six), Series 2024, 5.00%, due 9/1/2033	187,142
7,125,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Forty Two), Series 2023-242, 5.00%, due 12/1/2053	7,105,021
1,920,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Thirty Two), Series 2022-232, 4.63%, due 8/1/2052	1,855,421
500,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred), Series 2017, 5.00%, due 4/15/2057	504,079
1,000,000	State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 2024-264, (SONYMA), 4.60%, due 10/1/2054	970,548
4,000,000	Triborough Bridge & Tunnel Authority Revenue, Series 2025-A, 5.50%, due 12/1/2059	4,241,940
3,000,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series 2024-A-1, 5.25%, due 5/15/2059	3,136,503
	TSASC, Inc. Revenue Refunding
580,000	Series 2017-A, 5.00%, due 6/1/2028	594,227
3,000,000	Series 2017-A, 5.00%, due 6/1/2041	2,970,005
1,000,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	985,388
1,600,000	Westchester County Local Development Corp. Revenue Refunding (Wartburg Senior Housing Project), Series 2015-A, 5.00%, due 6/1/2030	1,601,886 (e)

See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
New York – cont'd
$665,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	$623,319
5,000,000	Yonkers Industrial Development Agency School Facilities Revenue (New Community School Project), Series 2022, (ST AID WITHHLDG), 5.00%, due 5/1/2047	5,150,779
		111,040,703
North Carolina 2.5%
	Charlotte Airport Revenue
1,250,000	Series 2023-B, 5.00%, due 7/1/2044	1,259,029
1,500,000	Series 2023-B, 5.00%, due 7/1/2048	1,505,339
100,000	Charlotte-Mecklenburg Hospital Authority Revenue Refunding (Atrium Health), (LOC: Royal Bank of Canada), Series 2021-E, 2.40%, due 1/15/2042	100,000 (f)
1,700,000	North Carolina Medical Care Commission Retirement Facilities Revenue, Series 2020-A, 4.00%, due 9/1/2050	1,314,933
4,000,000	North Carolina Turnpike Authority Revenue (Triangle Expressway System), Series 2024-A, (AGM), 5.00%, due 1/1/2058	4,025,685
		8,204,986
Ohio 9.2%
29,795,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Revenue Refunding, Class 2, Series 2020-B-2, 5.00%, due 6/1/2055	25,998,262
2,500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	2,252,483 (e)
2,335,000	Ohio State Air Quality Development Authority Revenue Refunding (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25%, due 9/1/2029	2,249,969
		30,500,714
Oregon 0.5%
15,000	Oregon State Housing & Community Service Department Multi-Family Revenue, Series 2012-B, (FHA), (FHLMC), (FNMA), (GNMA), 3.50%, due 7/1/2027	14,821
2,180,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	1,482,138
		1,496,959
Pennsylvania 5.2%
1,930,000	Allentown Neighborhood Improvement Zone Development Authority Revenue (City Center Project), Series 2024, 5.00%, due 5/1/2042	1,869,610 (e)
2,830,000	Lancaster County Hospital Authority Revenue Refunding (Health Centre-Landis Homes Retirement Community Project), Series 2015-A, 4.25%, due 7/1/2030	2,796,545
1,035,000	Pennsylvania Economic Development Financing Authority Revenue (PA Bridges Finco LP-P3 Project), Series 2015, 5.00%, due 6/30/2042	1,032,103
3,500,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Energy Supply LLC), Series 2009-C, 5.25%, due 12/1/2037 Putable 6/1/2027	3,505,596
2,350,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	705,000 (b)(e)
7,255,000	Philadelphia Water & Wastewater Revenue Refunding, Series 2023-B, (AGM), 4.50%, due 9/1/2048	7,211,641
		17,120,495
Puerto Rico 8.4%
1,750,000	Puerto Rico Commonwealth General Obligation (Restructured), Series 2021-A1, 4.00%, due 7/1/2046	1,430,645
27,552,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2018-A-1, 5.00%, due 7/1/2058	26,306,135
		27,736,780
South Carolina 2.6%
3,110,000	Patriots Energy Group Financing Agency Revenue Refunding, Series 2023-B-1, 5.25%, due 2/1/2054 Putable 3/1/2031	3,300,390

See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
South Carolina – cont'd
$1,875,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	$1,948,881
550,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	82,500 (b)(e)
2,325,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	191,348 #(b)(c)(d)
750,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (RePower South Berkeley LLC Project), Series 2017, 6.25%, due 2/1/2045	67,500 (b)(e)
2,500,000	South Carolina Jobs-Economic Development Authority Revenue (Novant Health Obligated Group), Series 2024-A, 4.50%, due 11/1/2054	2,352,406
735,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2024-A, 4.75%, due 1/1/2054	728,789
		8,671,814
Tennessee 1.1%
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	1,614,838
	Shelby County Health & Educational Facilities Board Revenue (Madrone Memphis Student Housing I LLC)
1,000,000	Series 2024-A1, 5.00%, due 6/1/2044	962,903 (e)
1,000,000	Series 2024-A1, 5.25%, due 6/1/2056	959,297 (e)
		3,537,038
Texas 11.1%
250,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	238,223
	Arlington Higher Education Finance Corp. Revenue (Basis Texas Charter Schools, Inc.)
1,000,000	Series 2024, 4.88%, due 6/15/2059	905,965 (e)
700,000	Series 2024, 5.00%, due 6/15/2064	640,061 (e)
825,000	Arlington Higher Education Finance Corp. Revenue (Universal Academy), Series 2014-A, 6.63%, due 3/1/2029	825,278
730,000	Austin Community College District Public Facility Corp. Lease Revenue, Series 2018-C, 4.00%, due 8/1/2042	671,335
185,000	Dallas County Flood Control District No. 1 Refunding General Obligation, Series 2015, 5.00%, due 4/1/2028	183,424 (e)
3,000,000	Dallas Fort Worth International Airport Revenue Refunding, Series 2023-B, 5.00%, due 11/1/2047	3,089,371
2,085,000	Dallas Independent School District General Obligation, Series 2022, (PSF-GTD), 2.75%, due 2/15/2052	1,358,490
1,500,000	Elm Ridge Water Control & Improvement District of Denton County General Obligation, Series 2013, 5.00%, due 9/1/2037	1,398,992
3,050,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	2,980,021
2,000,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-B, 4.75%, due 11/1/2042	1,934,399
7,100,000	Fort Bend County Texas Public Facility Corp. Revenue, Series 2023, 5.00%, due 3/1/2053	7,266,202
915,000	Harris County Cultural Education Facilities Finance Corp. Revenue (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 5.75%, due 1/1/2028	916,152
1,500,000	Houston Airport System Revenue (United Airlines, Inc.), Series 2024-B, 5.50%, due 7/15/2038	1,516,709
1,000,000	New Hope Cultural Education Facilities Finance Corp. Revenue, Series 2025-A, 6.50%, due 10/1/2055	978,516
	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy)
545,000	Series 2019-A, 5.00%, due 8/15/2039	518,719 (e)
520,000	Series 2019-A, 5.00%, due 8/15/2049	471,534 (e)

See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Texas – cont'd
$500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	$250,000 (b)
1,000,000	Texas State Private Activity Bond Surface Transportation Corp. Revenue (Segment 3C Project), Series 2019, 5.00%, due 6/30/2058	970,447
	Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding (Senior Lien-NTE Mobility Partners Segments 3 LLC)
1,750,000	Series 2023, 5.38%, due 6/30/2037	1,829,171
1,000,000	Series 2023, 5.38%, due 6/30/2039	1,034,449
1,000,000	Series 2023, 5.50%, due 6/30/2040	1,031,982
2,350,000	Series 2023, 5.50%, due 6/30/2041	2,422,751
3,500,000	Texas Water Development Board Revenue (Master Trust), Series 2024-A, 4.38%, due 10/15/2059	3,307,373
		36,739,564
Utah 2.9%
1,500,000	Mida Mountain Village Public Infrastructure District Revenue, Series 2024-2, 6.00%, due 6/15/2054	1,501,243 (e)
	Salt Lake City Airport Revenue
1,000,000	Series 2017-A, 5.00%, due 7/1/2042	1,001,042
2,000,000	Series 2017-A, 5.00%, due 7/1/2047	1,999,047
1,000,000	Series 2018-A, 5.00%, due 7/1/2043	1,002,154
3,000,000	Salt Lake County Hospital Revenue (IHC Health Service, Inc.), Series 2001, (AMBAC), 5.40%, due 2/15/2028	3,042,978
	Utah Infrastructure Agency Telecommunication Revenue
450,000	Series 2024, 5.50%, due 10/15/2044	468,787
500,000	Series 2024, 5.50%, due 10/15/2048	514,997
		9,530,248
Vermont 0.5%
1,000,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2022-A-1, 5.00%, due 6/1/2052 Putable 6/1/2027	1,011,996 (e)
700,000	Vermont Student Assistant Corp. Education Loan Revenue, Series 2015-A, 4.13%, due 6/15/2027	700,176
		1,712,172
Virginia 1.2%
3,700,000	Virginia Beach Development Authority Revenue, Series 2023-A, 7.00%, due 9/1/2059	4,053,410
Washington 1.4%
3,770,000	Vancouver Downtown Redevelopment Authority Revenue (Conference Center Project), Series 2013, 4.00%, due 1/1/2028	3,771,586
1,000,000	Washington State Economic Development Finance Authority Environmental Facilities Revenue (Green Bond), Series 2020-A, 5.63%, due 12/1/2040	1,004,566 (e)
		4,776,152
West Virginia 1.4%
	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group)
1,500,000	Series 2023-B, 6.00%, due 9/1/2053	1,608,825
1,500,000	Series 2023-B, (AGM), 5.38%, due 9/1/2053	1,566,235
1,400,000	West Virginia Hospital Finance Authority Revenue Refunding (Charleston Area Medical Center, Inc.), Series 2019-A, 5.00%, due 9/1/2039	1,408,670
		4,583,730
Wisconsin 6.1%
2,000,000	Public Finance Authority Airport Facility Revenue Refunding (Trips Obligation Group), Series 2012-B, 5.00%, due 7/1/2042	1,936,055
870,000	Public Finance Authority Education Revenue (Pine Lake Preparatory, Inc.), Series 2015, 4.95%, due 3/1/2030	870,178 (e)

See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value
Wisconsin – cont'd
$200,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	$200,044 (e)
600,000	Public Finance Authority Retirement Facility Revenue Refunding (Friends Homes), Series 2019, 5.00%, due 9/1/2054	535,880 (e)
734,000	Public Finance Authority Revenue (Astro Tex Land Project), Series 2024, 5.50%, due 12/15/2028 Pre-Refunded 6/1/2025	735,100
838,000	Public Finance Authority Revenue (Candela Project), Series 2023, 6.13%, due 12/15/2029	837,220 (e)
2,500,000	Public Finance Authority Revenue (Mayfair Project), Series 2024-A-4, 5.50%, due 11/15/2032	2,434,428 (e)
3,287,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	3,270,219 (e)
3,000,000	Public Finance Authority Revenue Refunding (Celanese Project), Series 2016-D, 4.05%, due 11/1/2030	2,925,900
6,000,000	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project), Series 2021, 4.25%, due 7/1/2054	4,829,684
800,000	Saint Croix Chippewa Indians of Wisconsin Refunding, Series 2021, 5.00%, due 9/30/2041	694,970 (e)
1,000,000	Wisconsin Health & Educational Facilities Authority Revenue (Chiara Housing & Services, Inc. Project), Series 2024, 6.00%, due 7/1/2060	977,677
		20,247,355
Total Municipal Notes (Cost $570,171,692)		552,984,501
Total Investments 167.0% (Cost $570,888,012)		552,985,990
Other Assets Less Liabilities 1.8%		6,020,973
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (68.8)%		(227,900,000)(i)
Net Assets Applicable to Common Stockholders 100.0%		$331,106,963

‡	Represents less than 0.05% of net assets of the Fund.

(a)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2025 and changes periodically.
(b)	Defaulted security.
(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of April 30, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at April 30, 2025 amounted to $192,837, which represents 0.1% of net assets applicable to common stockholders of the Fund.

(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2025, these securities amounted to $72,521,540, which represents 21.9% of net assets applicable to common stockholders of the Fund.

(f)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2025.

(g)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(h)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
April 30, 2025.

(i)	Fair valued as of April 30, 2025 in accordance with procedures approved by the valuation designee.

See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)

#  This security is subject to restrictions on resale. Total value of all such securities at April 30, 2025 amounted to $192,837, which represents 0.1% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 4/30/2025	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 4/30/2025
Rialto Bioenergy Facility LLC	11/21/2023-1/31/2024	$74,841	$1,489	0.0%
Rialto Bioenergy Facility LLC	11/30/2023-5/29/2024	641,479	—	0.0%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-6/25/2020	2,226,670	191,348	0.1%
Total		$2,942,990	$192,837	0.1%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Loan Assignments#	$—	$—	$1,489	$1,489
Municipal Notes
South Carolina	—	8,480,466	191,348	8,671,814
Other Municipal Notes#	—	544,312,687	—	544,312,687
Total Municipal Notes	—	552,793,153	191,348	552,984,501
Total Investments	$—	$552,793,153	$192,837	$552,985,990

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization.

See Notes to Financial Statements

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2025
Investments in Securities:
Loan Assignments(1)	$75	$—	$—	$(6)	$—	$(67)	$—	$—	$2	$(7)
Municipal Notes(1)	453	2	(1,810)	1,786	—	(240)	—	—	191	(2)
Total	$528	$2	$(1,810)	$1,780	$—	$(307)	$—	$—	$193	$(9)
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 4/30/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Loan Assignments	$1,489	Market Approach	Recovery Value (of Par Value)	0.0% - 2.0%	2.0%	Increase
Municipal Notes	191,348	Market Approach	Recovery Value (of Par Value)	8.2%	8.2%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s outstanding Variable Rate Municipal Term Preferred Shares as of April 30, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Variable Rate Municipal Term Preferred Shares(a)	$—	$(227,900,000)	$—	$(227,900,000)
Total Variable Rate Municipal Term Preferred Shares	$—	$(227,900,000)	$—	$(227,900,000)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman

Municipal Fund Inc.
April 30, 2025
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$552,985,990
Cash	9,110
Interest receivable	8,664,151
Receivable for securities sold	6,215,496
Prepaid expenses and other assets	10,427
Total Assets	567,885,174
Liabilities
Variable Rate Municipal Term Preferred Shares, Series A ($100,000 liquidation preference per share; 2,279 shares outstanding) (Note A)	227,900,000
Distributions payable—preferred shares	918,843
Distributions payable—common stock	1,604,410
Payable to investment manager (Note B)	114,663
Payable for securities purchased	5,866,432
Payable to administrator (Note B)	137,596
Payable to directors	3,381
Other accrued expenses and payables	232,886
Total Liabilities	236,778,211
Net Assets applicable to Common Stockholders	$331,106,963
Net Assets applicable to Common Stockholders consist of:
Paid-in capital—common stock	$402,902,178
Total distributable earnings/(losses)	(71,795,215)
Net Assets applicable to Common Stockholders	$331,106,963
Shares of Common Stock Outstanding ($0.0001 par value; 999,989,384 shares authorized)	29,618,059
Net Asset Value Per Share of Common Stock Outstanding	$11.18
*Cost of Investments:
(a) Unaffiliated issuers	$570,888,012

See Notes to Financial Statements

Statement of Operations (Unaudited)

Neuberger Berman

Municipal Fund Inc.
For the Six Months Ended April 30, 2025
Investment Income:
Income (Note A):
Interest and other income—unaffiliated issuers	$13,854,306
Expenses:
Investment management fees (Note B)	711,911
Administration fees (Note B)	854,294
Audit fees	27,966
Basic maintenance (Note A)	6,198
Custodian and accounting fees	33,186
Insurance	7,509
Legal fees	74,207
Stockholder reports	107,464
Stock exchange listing fees	8,741
Stock transfer agent fees	10,686
Distributions to Variable Rate Municipal Term Preferred Shareholders (Note A)	4,841,845
Directors' fees and expenses	30,508
Miscellaneous and other fees	20,790
Total expenses	6,735,305
Net investment income/(loss)	$7,119,001
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(2,798,079)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(15,864,282)
Net gain/(loss) on investments	(18,662,361)
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	$(11,543,360)

See Notes to Financial Statements

Statements of Changes in Net Assets

Neuberger Berman

	Municipal Fund Inc.
	Six Months Ended	Fiscal Year Ended
	April 30, 2025 (Unaudited)	October 31, 2024
Increase/(Decrease) in Net Assets Applicable to Common Stockholders:
From Operations (Note A):
Net investment income/(loss)	$7,119,001	$12,945,868
Net realized gain/(loss) on investments	(2,798,079)	(14,884,391)
Change in net unrealized appreciation/(depreciation) of investments	(15,864,282)	53,270,157
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	(11,543,360)	51,331,634
Distributions to Common Stockholders From (Note A):
Distributable earnings	(9,626,461)	(13,569,388)
Tax return of capital	—	(1,790,538)
Total distributions to Common Stockholders	(9,626,461)	(15,359,926)
Net Increase/(Decrease) in Net Assets Applicable to Common Stockholders	(21,169,821)	35,971,708
Net Assets Applicable to Common Stockholders:
Beginning of period	352,276,784	316,305,076
End of period	$331,106,963	$352,276,784

See Notes to Financial Statements

Notes to Financial Statements Municipal Fund Inc. (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Municipal Fund Inc. (the "Fund") was organized as a Maryland corporation on July 29, 2002 as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund’s Board of Directors (the "Board") may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of stockholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of the Fund's Variable Rate Municipal Term Preferred Shares ("VMTPS") is estimated to be their liquidation preference (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

4
Income tax information: It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its stockholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to stockholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at April 30, 2025 was $570,922,856. The estimated gross unrealized appreciation was $14,528,585 and estimated gross unrealized depreciation was $32,465,451 resulting in net unrealized depreciation in value of investments of $17,936,866 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences, if any, are primarily due to differing treatments of income and gains on various investment securities held by the Fund and net operating losses written off.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, net asset value ("NAV") or NAV per share of common stock of the Fund. For the year ended October 31, 2024, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in-capital.

The tax character of distributions paid during the years ended October 31, 2024, and October 31, 2023, was as follows:

Distributions Paid From:
Ordinary Income		Tax-Exempt Income		Long-Term Capital Gain		Return of Capital		Total
2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
$424,283	$254,692	$23,277,477	$15,471,302	$—	$—	$1,790,538	$—	$25,492,298	$15,725,994

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$—	$—	$(2,072,583)	$(46,072,826)	$(2,479,985)	$(50,625,394)
The temporary differences between book basis and tax basis distributable earnings are primarily due to: defaulted bond adjustments and timing differences of fund level distributions.
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2024, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

Capital Loss Carryforwards
Long-Term	Short-Term
$41,884,663 *	$4,188,163 *

*	Future utilization is limited under current tax regulations.
5
Distributions to common stockholders: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare and pay monthly distributions to common stockholders. Distributions from net realized capital gains, if any, are normally distributed in December. Distributions to common stockholders are recorded on the ex-date. Distributions to preferred stockholders are accrued and determined as described in Note A-7.

On April 15, 2025, the Fund declared a monthly distribution to common stockholders in the amount of $0.054170 per share, payable on May 15, 2025 to stockholders of record on April 30, 2025, with an ex-date of April 30, 2025. Subsequent to April 30, 2025, the Fund declared a monthly distribution on May 15, 2025 to common stockholders in the amount of $0.054170 per share, payable on June 16, 2025 to stockholders of record on May 30, 2025, with an ex-date of May 30, 2025.
6
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company (e.g., the Fund) are allocated among the Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.

7
Financial leverage: On July 1, 2014, the Fund issued 1,794 VMTPS. On April 1, 2019, December 16, 2021, and September 16, 2024, the Fund extended the term of the VMTPS, most recently to December 14, 2029.

The Fund’s VMTPS have a liquidation preference of $100,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon ("VMTPS Liquidation Value"). Distributions on the VMTPS are accrued daily and paid monthly at a floating rate. For financial reporting purposes only, the liquidation preference of the VMTPS is recognized as a liability in the Fund’s Statement of Assets and Liabilities.
Partial redemptions and shares outstanding after each partial redemption are as follows:

April 1, 2019		August 15, 2022		November 9, 2022
Shares Redeemed	Shares Outstanding	Shares Redeemed	Shares Outstanding	Shares Redeemed	Shares Outstanding
90	1,704	47	1,657	200	1,457
On October 23, 2023, the Fund issued 822 VMTPS. After such issuance, the Fund had 2,279 VMTPS outstanding.
The distribution rate for the Fund’s VMTPS is calculated based on the applicable SIFMA ("Securities Industry and Financial Markets Association") Municipal Swap Index plus a spread. The table below sets forth key terms of the Fund’s VMTPS at April 30, 2025.

Series	Term Redemption Date	Shares Outstanding	Aggregate Liquidation Preference
Series A	12/14/2029	2,279	$227,900,000
The Fund may redeem its VMTPS, in whole or in part, at its option after giving notice to the relevant holders of its VMTPS. The Fund is also subject to certain restrictions relating to the VMTPS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common stockholders or repurchasing common stock and/or could trigger the mandatory redemption of its VMTPS at the VMTPS Liquidation Value. The holders of the VMTPS are entitled to one vote per share and will vote with holders of common stock as a single class, except that the holders of the VMTPS will vote separately as a class on certain matters, as required by law or the Fund’s organizational documents. The holders of the VMTPS, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay distributions on its VMTPS for two consecutive years.
During the six months ended April 30, 2025, the average aggregate liquidation preference outstanding and average annualized distribution rate of the VMTPS were $227,900,000 and 4.28%, respectively.
8
Concentration of risk: The ability of the issuers of the debt securities held by the Fund to meet its obligations may be affected by economic developments, including those particular to a specific industry or region. The value of the Fund's securities are more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.

9
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended April 30, 2025, the Fund did not participate in securities lending.
10
Indemnifications: Like many other companies, the Fund's organizational documents provide that its officers ("Officers") and directors ("Directors") are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, both in some of its principal service contracts and in the normal course of its business, the Fund enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Fund’s maximum exposure under these arrangements is unknown as this could involve future claims against the Fund.

11
Arrangements with certain non-affiliated service providers: In order to satisfy rating agency requirements, the Fund is required to provide the rating agency that rates its VMTPS a report on a monthly basis verifying that the Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by the rating agency as one of the conditions to maintain its rating on the VMTPS. "Discounted value" refers to the fact that the rating agency requires the Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agency. The Fund pays a fee to State Street for the preparation of this report which is reflected in the Statement of Operations under the caption "Basic maintenance (Note A)."

12
Segment Reporting: In this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategy as disclosed in its prospectus and/or annual report. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment are consistent with that presented within the Fund’s financial statements.

Note B—Investment Management Fees, Administration Fees, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly, an investment management fee at an annual rate of 0.25% of the Fund's average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, any VMTPS liquidation preference is not considered a liability.
The Fund retains NBIA as its administrator under an Administration Agreement. The Fund pays NBIA monthly, an administration fee at an annual rate of 0.30% of its average daily Managed Assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

Note C—Securities Transactions:
During the six months ended April 30, 2025, there were purchase and sale transactions of long-term securities of $115,940,009 and $109,810,741, respectively.
Note D—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Municipal Fund Inc.
The following table includes selected data for a share of common stock outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

	Six Months Ended April 30,	Year Ended October 31,
	2025 (Unaudited)	2024	2023	2022	2021	2020
Common Stock Net Asset Value, Beginning of Period	$11.89	$10.68	$11.05	$14.88	$14.75	$15.33
Income/(Loss) From Investment Operations Applicable to Common Stockholders:
Net Investment Income/(Loss)[a]	0.24	0.44	0.44	0.61	0.73	0.68
Net Gains or (Losses) on Securities (both realized and unrealized)	(0.62)	1.29	(0.32)	(3.78)	0.15	(0.51)
Total From Investment Operations Applicable to Common Stockholders	(0.38)	1.73	0.12	(3.17)	0.88	0.17
Less Distributions to Common Stockholders From:
Net Investment Income	(0.33)	(0.46)	(0.49)	(0.66)	(0.75)	(0.75)
Tax Return of Capital	—	(0.06)	—	—	—	—
Total Distributions to Common Stockholders	(0.33)	(0.52)	(0.49)	(0.66)	(0.75)	(0.75)
Common Stock Net Asset Value, End of Period	$11.18	$11.89	$10.68	$11.05	$14.88	$14.75
Common Stock Market Value, End of Period	$10.13	$10.84	$8.86	$9.64	$15.22	$14.15
Total Return, Common Stock Net Asset Value[b,c]	(2.98)%[d]	16.84%	1.34%	(21.57)%	5.91%	1.40%
Total Return, Common Stock Market Value[b,c]	(3.57)%[d]	28.40%	(3.64)%	(33.11)%	12.92%	(4.23)%
Supplemental Data/Ratios
Net Assets Applicable to Common Stockholders, End of Period (in millions)	$331.1	$352.3	$316.3	$208.1	$280.2	$277.6
Preferred Stock Outstanding, End of Period (in millions)	$227.9	$227.9	$227.9	$165.7	$170.4 [e]	$170.4 [e]
Preferred Stock Liquidation Value Per Share	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Ratios are Calculated Using Average Net Assets Applicable to Common Stockholders
Ratio of Gross Expenses[f]	3.92%[g]	4.04%	3.90%	2.25%	1.58%	2.03%
Ratio of Net Expenses[f]	3.92%[g]	4.04%	3.90%	2.25%	1.58%	2.03%
Ratio of Net Investment Income/(Loss)	4.14%[g]	3.65%	3.70%	4.62%	4.77%	4.54%
Portfolio Turnover Rate	19%[d]	59%	32%[h]	36%	13%	39%
Asset Coverage Per Share of Preferred Stock, End of Period[i]	$245,689	$254,959	$239,162	$225,878	$264,533	$262,958

See Notes to Financial Highlights

Notes to Financial Highlights Municipal Fund Inc. (Unaudited)

a	Calculated based on the average number of shares of common stock outstanding during each fiscal period.
b	The class action proceeds received in 2024 had no impact on the Fund's total return for the year ended October 31, 2024.
c
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during each fiscal period. Total return based on per share market value assumes the purchase of shares of common stock at the market price on the first day and sale of common stock at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under each Fund's distribution reinvestment plan. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted.
Investment returns will fluctuate and shares of common stock when sold may be worth more or less than original cost.

d	Not annualized.
e	Net of unamortized deferred issuance costs. The unamortized deferred issuance costs were:

Year Ended October 31,
2021	2020
$5,962	$20,475

f	Distributions on VMTPS are included in expense ratios. The annualized ratios of distributions on VMTPS to average net assets applicable to common stockholders were:

Six Months Ended April 30,	Year Ended October 31,
2025	2024	2023	2022	2021	2020
2.82%	2.86%	2.70%	1.16%	0.56%	1.00%

g	Annualized.
h
After the close of business on October 20, 2023, the Fund acquired the assets and liabilities of Neuberger
Berman California Municipal Inc. ("California Fund") and Neuberger Berman New York Municipal Fund Inc.
("New York Fund") in a tax-free exchange of shares pursuant to Agreements and Plans of Reorganization approved, as applicable, by each Fund’s Board of Directors and stockholders. Portfolio turnover excludes purchases and sales of securities by California Fund and New York Fund.

i
Calculated by subtracting the Fund's total liabilities (excluding the liquidation preference of VMTPS and accumulated unpaid distributions on VMTPS) from the Fund's total assets and dividing the result by the outstanding liquidation preference per share of the VMTPS.

Distribution Reinvestment Plan for the Fund
Equiniti Trust Company, LLC (the "Plan Agent") will act as Plan Agent for stockholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Distribution Reinvestment Plan ("Plan") in the same name as their then-current shares of the Fund’s common stock ("Shares") are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.
Whenever the Fund declares a dividend or distribution with respect to the Shares, each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant’s account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant’s account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant’s account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then-current market price per Share on the payment date.
Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant’s Shares (less their pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant’s account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.
For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.
Open-market purchases provided for above may be made on any securities exchange where the Fund’s Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant’s uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant’s account. For the purpose of cash investments, the Plan Agent may commingle each Participant’s funds with those of other stockholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.
The Plan Agent may hold each Participant’s Shares acquired pursuant to the Plan together with the Shares of other stockholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent’s name or that of the Plan Agent’s nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.
The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.
Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its stockholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.
The Plan Agent’s service fee for handling capital gains and other distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.
Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.
These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant’s account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.
The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent’s negligence, bad faith, or willful misconduct or that of its employees. These terms and conditions are governed by the laws of the State of Maryland.
Reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., reinvestment in additional Shares does not relieve stockholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. Participants should contact their tax professionals for information on how the Plan impacts their personal tax situation. For additional information about the Plan, please contact the Plan Agent by telephone at 1-866-227-2136 or by mail at P.O. Box 10027, Newark, NJ 07101-3027 or online at https://equiniti.com/us/ast-access/individuals.

Directory

Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
877.461.1899
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC
48 Wall Street, Floor 23
New York, NY 10005
Shareholder Services 866.227.2136

Plan Agent
Equiniti Trust Company, LLC
P.O. Box 10027
Newark, NJ 07101-3027

Overnight correspondence should be sent to:
Equiniti Trust Company, LLC
55 Challenger Road 2nd Floor
Ridgefield Park, NJ 07660
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge upon request, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The portfolio holdings information on Forms N-PORT are available upon request, without charge, by calling 800-877-9700 (toll-free).

FACTS	WHAT DOES NEUBERGER BERMAN DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■  Social Security numbers, dates of birth, and other numerical identifiers
■  Names and addresses
■  Driver’s licenses, passports, and other identification documents
■  Usernames and passwords
■  Internet protocol addresses and other network activity information
■  Income, credit history, credit scores, assets, transaction history, and other financial information

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Neuberger Berman chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger Berman share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our Affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our Affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For Nonaffiliates to market to you	No	We don’t share

Questions?	Call 646.497.4003 or 866.483.1046 (toll-free) Email NBPrivacyOfficer@nb.com or go to www.nb.com

Rev. August 2024

This is not part of the Fund's stockholder report.

Who we are?
Who is providing this notice?	Entities within the Neuberger Berman family of companies, mutual funds, and private investment funds.

What we do?
How does Neuberger Berman protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law and include physical, electronic and procedural safeguards.
How does Neuberger Berman collect my personal information?
We collect your personal information directly from you or your representatives, for example, when you
■  seek advice about your investments
■  give us your contact or income information
■  provide account information or open an account
■  direct us to buy or sell securities, or complete other
transactions
■  visit one of our websites, portals, or other online locations
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only:
■  sharing with Affiliates for everyday business
purposes—information about your creditworthiness
■  Affiliates from using your information to market to you
■  sharing with Nonaffiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and nonfinancial companies.
■  Our affiliates include, but are not limited to, companies with a
Neuberger Berman name; financial companies, such as
investment advisers or broker dealers; mutual funds; and
private investment funds.

Nonaffiliates
Companies not related by common ownership or control. They
can be financial and nonfinancial companies.
■  Nonaffiliates we share with can include companies that
perform administrative services on our behalf (such as
vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers,
dealers, or counterparties in connection with servicing your account.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Neuberger Berman doesn’t jointly market.

This is not part of the Fund's stockholder report.

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Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Internal Sales & Services
877.461.1899
www.nb.com
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of stockholders and is not an offer for shares of the Fund.

I0208 06/25

(b)	Not applicable.
Item 2. Code of Ethics.
The Board of Directors (“Board”) of Neuberger Berman Municipal Fund Inc. (“Registrant” or “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Alternative Funds’ Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).
Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports on Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.
(a) Not applicable to semi-annual reports on Form N-CSR.
(b) Not applicable.
Item 6. Investments.
(a)	The complete schedule of investments for the Registrant is disclosed in the Registrant’s Semi-Annual Report, which is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Not applicable to closed-end investment companies.
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable to closed-end investment companies.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Not applicable to closed-end investment companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to semi-annual reports on Form N-CSR.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No reportable purchases for the period covered by this report.
Item 15.  Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which stockholders may recommend nominees to the Board.

Item 16. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a)	The Fund did not engage in any securities lending activity during its most recent fiscal year.
(b)	The Fund did not engage in any securities lending activity and no services were provided by the securities lending agent to the Fund during its most recent fiscal year.
Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19. Exhibits.
(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Alternative Funds’ Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025).
(a)(2)	Not applicable to the Registrant.
(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)	Not applicable to the Registrant.
(a)(5)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Municipal Fund Inc.
By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: June 26, 2025

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: June 26, 2025